Party in Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party in Interest Transactions [Line Items]
Dividend income	$ 263,601
Common Stock
Party in Interest Transactions [Line Items]
Dividend income	32,927
Common stock, value	$ 2,033,998	$ 1,700,797